PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	¥ 61,438	¥ 135,623	¥ 80,581
Depreciation expenses under selling, general and administrative expenses	¥ 24,893	¥ 95,828	¥ 32,478